Gold prepayment liability (Tables)	12 Months Ended
Dec. 31, 2024
Gold Prepayment Liabilities Disclosure [Abstract]
Disclosure of detailed information about gold prepayment liabilities [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Current	$-	$55.9

Disclosure of detailed information about changes in gold prepayment liabilities [Table Text Block]
Beginning balance, January 1	$55.9	$71.2
Change in fair value recorded in statement of income (note 7f)	10.7	11.2
Change in fair value recorded in other comprehensive income	(4.3)	0.2
Repayments	(62.3)	(26.7)
Ending balance, December 31	$-	$55.9